Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Summary of Significant Accounting Policies [Abstract]
PRC federal statutory tax rate	15.00%	15.00%	25.00%
Income (Loss) before tax	$ (160)	$ 1,027	$ (1)
NOL carrying forward	160	(1,027)	1
Computed expected income tax expense
Non-deductible expenses
Effect of tax holidays
Income tax expenses